FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 8 – FAIR VALUE MEASUREMENT

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As disclosed in Note 7, the Bridge Notes are reported at fair value, with changes in fair value recorded through the Company’s condensed consolidated statements of operations as a component of other income (expense) in each reporting period.

The following tables set forth the Company’s unaudited financial assets and liabilities measured at fair value by level within the fair value hierarchy as of September 30, 2021 and December 31, 2020. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$-	$-	$-	$-
Fair value as of September 30, 2021	$-	$-	$-	$-

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$3,598,000	$-	$-	$3,598,000
Fair value as of December 31, 2020	$3,598,000	$-	$-	$3,598,000

The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that use significant unobservable inputs (Level 3) that has been recorded in the condensed consolidated balance sheets which is as follows:

Fair value, December 31, 2020	$3,598,000
Accrued interest	35,983
Conversion to shares of common stock	(3,633,983)
Fair value, September 30, 2021	$-

NOTE 8 – FAIR VALUE MEASUREMENT

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As disclosed in Note 7, the Bridge Notes are reported at fair value, with changes in fair value recorded through the Company’s consolidated statements of operations as other income (expense) in each reporting period.

The following tables set forth the Company’s consolidated financial assets and liabilities measured at fair value by level within the fair value hierarchy at December 31, 2020 and 2019. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at
	December 31, 2020	Level 1	Level 2	Level 3
Convertible Bridge Notes	$3,598,000	$-	$-	$
Total	$3,598,000	$-	$-	$

	Fair value at
	December 31, 2019	Level 1	Level 2	Level 3
Convertible Bridge Notes	$2,473,000	$-	$-	$2,473,000
Total	$2,473,000	$-	$-	$2,473,000

The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that use significant unobservable inputs (Level 3) and the related realized and unrealized gains (losses) recorded in the consolidated statement of operations during the periods.

Year Ended December 31, 2020
Fair value, December 31, 2019	$2,473,000
Accrued interest	485,336
Conversions of debt and accrued interest to shares of common stock	(2,530,572)
Amortization of debt issuance costs	-
Net unrealized loss on convertible bridge notes	3,170,236
Fair value, December 31, 2020	$3,598,000

Year Ended December 31, 2019
Fair value, December 31, 2018	$2,960,000
Issuances of debt	30,000
Accrued interest	535,877
Amortization of debt issuance costs	5,000
Net unrealized gain on convertible bridge notes	(1,057,877)
Fair value, December 31, 2019	$2,473,000

The Company’s convertible Bridge Notes are valued by using Monte Carlo Simulation methods and discounted future cash flow models. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. These convertible Bridge Notes do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy. The following assumptions were used to value the Company’s convertible Bridge Notes at December 31, 2020: dividend yield of -0-%, volatility of 66.7%, risk free rate of 0.09% and an expected term of 0.25 years. The fair value of the Bridge Note was estimated based on the present value expected future cash flows using a discount rate of 20%. The following assumptions were used to value the Company’s convertible Bridge Notes at December 31, 2019: dividend yield of -0-%, volatility of 160.8%, risk free rate of 1.55% and an expected term of .25 years. The fair value of the Bridge Note was estimated based on the present value expected future cash flows using a discount rate of 20%.